Subsequent Events	9 Months Ended	12 Months Ended
	Oct. 05, 2013	Dec. 29, 2012
Subsequent Events

14. SUBSEQUENT EVENTS

On November 14, 2013, the Company entered into a definitive agreement with Tops MBO Corporation (“Tops MBO”) and the sellers party thereto pursuant to which Tops MBO will acquire substantially all of the outstanding shares of the Company (“the “Acquisition”). Tops MBO is owned and controlled by the current management team of the Company. Total consideration for the outstanding shares is estimated $681 million and includes the assumption of all of the Company’s assets and liabilities including outstanding debt, as of the closing date.

Also on November 14, 2013, the Company announced that it is soliciting holders of its Holding I Notes for their contents to amend the indenture governing the Holding I Notes (as amended, the “Indenture”) so that consummation of the Acquisition does not constitute a “Change of Control” (as defined in the Indenture) (the “Consent Solicitation”). Pursuant to the terms of the Indenture, if a Change of Control occurs, holders of the Holding I Notes will have the right to require the Company to purchase any or all of their Holding I Notes at a price of 101% of the principal amount thereof, plus any accrued and unpaid interest up to, but not including, the date of purchase. Also, on November 14, 2013, the Company commenced an offer to purchase the Holding I Notes in accordance with the terms of the Indenture (the “Offer”), conditioned on the consummation of the Acquisition. If the Consent Solicitation is successful, the Company intends to terminate the Offer. In addition, the Company has received consents from the lenders under its 2017 ABL Facility to the Acquisition. In connection with the Acquisition, the Company may pay various fees and expenses in an approximate amount of $15.0 million, which will be funded with borrowings under its 2017 ABL Facility, and may use up to $5.0 million of cash on hand to repurchase outstanding capital stock of the Company.

The Acquisition is subject to customary closing conditions, including the Company having either received the requisite consents in the Consent Solicitation or drawing on a credit facility for which it has received a customary commitment from Bank of America, N.A. to finance its purchase obligations pursuant to the Offer, and is expected to close in the fourth quarter of 2013.

The Acquisition will be accounted for under the acquisition method of accounting in accordance with ASC 805, “Business Combinations.” Due to the proximity of the timing of signing the definitive purchase agreement and the issuance of these condensed consolidated financial statements, the initial allocation of the cost of the acquisition to assets acquired and liabilities assumed as of the close of the Acquisition has not been completed. The Company will engage the assistance of an independent third-party appraiser to assist with the valuation of the tangible and intangible assets acquired. The purchase price allocations will be finalized within twelve months of the closing of the Acquisition. The more significant identifiable assets expected to be allocated value include accounts receivable, inventory, property and equipment, and intangible assets including tradenames, customer relationships, franchise agreements and favorable/unfavorable lease rights. It is expected that the purchase price will exceed the fair values of the identifiable assets and liabilities, with such excess allocated to goodwill.

18. SUBSEQUENT EVENTS

Effective March 8, 2013, Tops Markets entered into an asset purchase agreement for the acquisition of four independent supermarkets for an estimated purchase price of $7.0 million. The transaction is expected to close during the Company’s second quarter of Fiscal 2013.

The American Taxpayer Relief Act of 2012 (“the Act”) was signed into law on January 2, 2013. The Act retroactively restored several expired business tax provisions, including certain bonus depreciation and the Work Opportunity Tax Credit as of January 1, 2012, with a new expiration date of December 31, 2013. Because a change in tax law is accounted for in the period of enactment, the retroactive effect renewing certain bonus depreciation and the Work Opportunity Tax Credit for 2012 is not reflected in the Company’s Fiscal 2012 income tax expense. Instead, an estimated benefit of $1.0 million related to additional bonus depreciation will be recorded as a discrete item in the Company’s first quarter of Fiscal 2013. The Company has not yet quantified the effect of the restoration of the Work Opportunity Tax Credit.